Strategy Shares

September 30, 2021 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:       Strategy Shares (the “Registrant”);

File Nos. 333-170750 and 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: (i) that the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF do not differ from those contained in the Registrant's Post-Effective Amendment No. 82, which was filed with the Commission on September 27, 2021; and (ii) that Post-Effective Amendment No. 82 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary